PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment, Net

	December 31,
	2021	2020
Cost:
Machinery and equipment	43,174	40,268
Leasehold improvements	10,144	9,656
Motor vehicles	84	81
Office furniture and equipment	912	869

	54,314	50,874
Accumulated depreciation:
Machinery and equipment	(36,463)	(33,892)
Leasehold improvements	(9,701)	(8,991)
Motor vehicles	(61)	(56)
Office furniture and equipment	(721)	(672)

	(46,946)	(43,611)

Depreciated cost	7,368	7,263